Non-Financial Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Assets [Abstract]
Summary of Non-Financial Assets
Non-financial
assets as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current
		In millions of won
Advanced payments	￦	161,466	124,305	160,596	51,425
Prepaid expenses		756,729	151,095	366,532	153,830
Others (*)		840,796	89,418	1,217,741	103,879

	￦	1,758,991	364,818	1,744,869	309,134

(*)	Details of others as of December 31, 2021 and 2022 are as follows:

		2021		2022
		Current	Non-current	Current	Non-current
		In millions of won
Greenhouse gas emissions rights	￦	524,658	—	192,005	—
Other quick assets		316,138	89,418	1,025,736	103,879

	￦	840,796	89,418	1,217,741	103,879